Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity (Deficit)
Schedule of common stock reserved for issuance, on an as-converted basis

	December 31,	December 31,
	2024	2023
Outstanding and issued stock options	9,458,788	5,096,086
Shares available for grant under 2024 Equity Incentive Plan	6,893,517	—
Shares available for grant under 2024 Employee Stock Purchase Plan	650,000	—
Shares available for grant under 2024 Performance Option Plan	92,800	—
Shares available for grant under 2021 Stock Plan	—	296,189
Redeemable convertible preferred stock issued and outstanding	—	18,387,168
Total	17,095,105	23,779,443

Schedule of summarizes the activity for the company's restricted common stock

		Weighted-
		Average
	Number of	Grant Date
	Shares	Fair Value
Unvested as of December 31, 2023	29,322	$2.90
Vested	(20,322)	$2.90
Repurchased	(6,417)	$2.90
Unvested as of December 31, 2024	2,583	$2.90